COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

January 2, 2020

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

Columbia Emerging Markets Bond Fund

Post-Effective Amendment No. 206

File No. 333-131683 /811-21852

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 206 (Amendment). This Amendment was filed electronically on December 20, 2019.

If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II